Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Accounts Receivable,Net [Abstract]
Provision for allowance on credit losses	$ 2,350,811